Reconciliation to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500	The following table reconciles net assets available for benefits per the financial statements to the Plan’s Form 5500 as filed by the Plan:

	2025	2024
Net assets available for benefits per financial statements	$1,494,798,925	$1,415,164,649
Adjustments:
Contract value to fair value for fully benefit-responsive investment contracts	(2,450,091)	(4,910,238)
Deemed distributions of participant loans	(442,807)	(1,238,392)
Amounts reported per Form 5500	$1,491,906,027	$1,409,016,019
The following table reconciles the net increase in net assets available for benefits per the financial statements to the Form 5500 as filed by the Plan for 2025:

Net Increase
Amounts reported per financial statements	$79,634,276
Adjustments:
Changes in adjustment from contract value to fair value for fully benefit-responsive investment contracts	2,460,147
Changes in deemed distributions of participant loans	795,585
Amounts reported per Form 5500	$82,890,008